LEASES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
LEASES
Lease, Cost	¥ 22,147	$ 3,476	¥ 11,432
Operating Lease, Cost	21,755	3,414	11,297
Short-term Lease, Cost	392	62	135
Cash payments for operating leases	¥ 21,598	$ 3,389	¥ 10,463
Operating Lease, Weighted Average Remaining Lease Term	1 year 10 months 24 days	1 year 10 months 24 days	5 years 25 days
Operating Lease, Weighted Average Discount Rate, Percent	7.54%	7.54%	8.01%